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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 --------------------------------
   Address:      485 Devon Park Drive, Suite 110,
                 --------------------------------
                 Wayne PA 19087
                 --------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:


    /s/Anthony J. Merhige                 Wayne, PA       November 16, 2009
   -------------------------------    -----------------   -----------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 46
                                        --------------------

Form 13F Information Table Value Total: $149,021
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                                                    VOTING AUTHORITY
                                                           MARKET           INVESTMENT  OTHER     --------------------
       NAME OF ISSUER          TITLE OF CLASS   CUSIP   VALUE (000s) SHARES DISCRETION MANAGERS    SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------
AMERIGAS PARTNERS-LP             UNIT LP INT  030975106          512  14200    Sole           0    14200      0      0
ATLAS PIPELINE PARTNERS LP       UNIT LP INT  049392103           16   2220    Sole           0     2200      0      0
ATLAS ENERGY INC                     SHS      049298102         1556  57496    Sole           0    57496      0      0
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN 106776107            7    600    Sole           0      600      0      0
BUCKEYE PARTNERS LP              COM UNIT LP  118230101         3054  63100    Sole           0    63100      0      0
CAPITAL PRODUCT PARTNERS LP      COM UNIT LP  Y11082107         1850 201769    Sole           0   201769      0      0
COPANO ENERGY LLC-UNITS           COM UNITS   217202100         4479 246088    Sole           0   246088      0      0
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN 23311P100          588  23659    Sole           0    23659      0      0
EL PASO PIPELINE PARTNERS LP    COM UNIT LPI  283702108         8417 406035    Sole           0   406035      0      0
ENBRIDGE ENERGY PARTNERS LP          COM      29250R106         2258  50103    Sole           0    50103      0      0
ENCORE ENERGY PARTNERS-LP         COM UNIT    29257A106          808  50600    Sole           0    50600      0      0
ENERGY TRANSFER EQUITY LP      COM UT LTD PTN 29273V100        14496 517710    Sole           0   517710      0      0
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN 29273R109         3808  89500    Sole           0    89500      0      0
ENTERPRISE GP HOLDINGS LP        UNIT LP INT  293716106         1380  46666    Sole           0    46666      0      0
ENTERPRISE PRODUCTS PARTNERS         COM      293792107         6131 216499    Sole           0   216499      0      0
EV ENERGY PARTNER LP              COM UNITS   26926V107          672  28900    Sole           0    28900      0      0
FERRELLGAS PARTNERS-LP         UNIT LTD PARTN 315293100         2568 128940    Sole           0   128940      0      0
GENESIS ENERGY LP              UNIT LTD PARTN 371927104           78   4866    Sole           0     4866      0      0
HILAND PARTNERS LP             UT LTD PARTNER 431291103           39   5100    Sole           0     5100      0      0
INERGY HOLDINGS LP                   COM      45661Q107         3751  80850    Sole           0    80850      0      0
INERGY LP                       UNIT LTD PTNR 456615103          917  30785    Sole           0    30785      0      0
K-SEA TRANSPORTATION PARTNER         COM      48268Y101         2811 139452    Sole           0   139452      0      0
KINDER MORGAN ENERGY PRTNRS    UT LTD PARTNER 494550106         6573 121681    Sole           0   121681      0      0
KINDER MORGAN MANAGEMENT LLC         SHS      49455U100         2225  47000    Sole           0    47000      0      0
LEGACY RESERVES LP               UNIT LP INT  524707304          100   5900    Sole           0     5900      0      0
LINN ENERGY LLC-UNITS           UNIT LTD LIAB 536020100         3261 142402    Sole           0   142402      0      0
MAGELLAN MIDSTREAM PARTNERS    COM UNIT RP LP 559080106         9819 261157    Sole           0   261157      0      0
MARKWEST ENERGY PARTNERS LP     UT LTD PARTN  570759100         2189  92649    Sole           0    92649      0      0
NUSTAR ENERGY LP                  UNIT COM    67058H102            2     48    Sole           0       48      0      0
NUSTAR GP HOLDINGS LLC         UNIT RESTG LLC 67059L102          630  25392    Sole           0    25392      0      0
ONEOK PARTNERS LP              UNIT LTD PARTN 68268N103          673  12715    Sole           0    12715      0      0
PIONEER SOUTHWEST ENERGY PAR     UNIT LP INT  72388B106          421  20000    Sole           0    20000      0      0
PLAINS ALL AMER PIPELINE LP    UNIT LTD PARTN 726503105        14028 303042    Sole           0   303042      0      0
PENN VIRGINIA RESOURCE PARTN         COM      707884102          170   9900    Sole           0     9900      0      0
REGENCY ENERGY PARTNERS LP      COM UNITS LP  75885Y107         5083 259196    Sole           0   259196      0      0
SPECTRA ENERGY PARTNERS LP           COM      84756N109         2816 115773    Sole           0   115773      0      0
SEMGROUP ENERGY PARTNERS LP     COM UNITS LP  81662W108         2817 471818    Sole           0   471818      0      0
SUBURBAN PROPANE PARTNERS LP   UNIT LTD PARTN 864482104            8    200    Sole           0      200      0      0
SUNOCO LOGISTICS PARTNERS LP      COM UNITS   86764L108        14093 237854    Sole           0   237854      0      0
TEEKAY LNG PARTNERS LP          PRTNRSP UNITS Y8564M105         3859 155475    Sole           0   155475      0      0
TEEKAY OFFSHORE PARTNERS LP    PARTNERSHIP UN Y8565J101          853  51791    Sole           0    51791      0      0
TARGA RESOURCES PARTNERS LP       COM UNIT    87611X105         3510 187123    Sole           0   187123      0      0
VANGUARD NATURAL RESOURCES        COM UNIT    92205F106          411  25000    Sole           0    25000      0      0
WESTERN GAS PARTNERS LP        COM UNIT LP IN 958254104         8568 484059    Sole           0   484059      0      0
WILLIAMS PARTNERS LP             COM UNIT LP  96950F104         4445 190875    Sole           0   190875      0      0
WILLIAMS PIPELINE PARTNERS L   COM UNIT LP IN 96950K103         2271 118520    Sole           0   118520      0      0

                                                              149021